Restatement of Previously Filed Balance Sheet (Tables)	Feb. 01, 2021
Prior Period Adjustment [Abstract]
Schedule Of Restatement Of Financial Statements
The following tables summarize the effect of the restatement on each financial statement line item as of the date indicated:

As of February 1, 2021	As Reported	Adjustment	As Restated
Total assets	$402,379,699	$—	$402,379,699
Total current liabilitie s	$1,113,641	—	$1,113,641
Deferred underwriting commissions	14,000,000	—	14,000,000
Derivative warrant liabilities	—	38,400,000	38,400,000
Total liabilities	$15,113,641	$38,400,000	$53,513,641
Class A common stock subject to possible redemption	382,266,050	17,733,950	400,000,000
Preferred stock	—	—	—
Class A common stock	177	(177)	—
Class F common stock	1,000	—	1,000
Additional paid-in capital	5,060,183	(5,060,183)	—
Accumulated deficit	(61,352)	(51,073,590)	(51,134,942)

Total stockholders’ equity (deficit)	$5,000,008	$(56,133,950)	$(51,133,942)

Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$402,379,699	$—	$402,379,699